Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13 – RELATED PARTY BALANCES AND TRANSACTIONS

The directors of the Company are entitled to a service fee and share-based compensation (and in the case of the Chairman of the Board, domestic travel expenses and an annual performance-based bonus). In the years ended December 31, 2023, 2022 and 2021, the Company incurred net expenses of USD 852 thousand, USD 720 thousand and USD 799 thousand, respectively in the consolidated statement of comprehensive loss.

Mr. Kaufman, the Chief Executive Officer of the Company, and Yaron Kaiser, the Chairman of the Board of Director of the Company, are also founders of BlueOcean Sustainability Fund, LLC, known as BlueSoundWaves, which provide to the Company marketing, consulting, and investor engagement services in the U.S., in exchange for warrants to purchase ordinary shares and restricted share units, which are recognized as share-based payments expenses. BlueSoundWaves is led by prominent investment community personalities Ashton Kutcher, Guy Oseary, and Effie Epstein. In the years ended December 31, 2023, 2022 and 2021, the Company incurred net expenses of USD 745 thousand, USD 2,210 thousand and USD 590 thousand, respectively in marketing expense with this related party.

In addition, the Company has invested in equity securities of a related party in 2023, see Note 8 and share based compensation, see Note 11.